Derivative Financial Instruments - Summary of Interest Rate Swaps (Parenthetical) (Detail) - Interest rate swap, effective September 7, 2016 - USD ($) $ in Thousands	Oct. 31, 2020	Sep. 03, 2020	Feb. 01, 2020	Sep. 03, 2019	Sep. 03, 2018	Sep. 03, 2017	Sep. 03, 2016
Derivative [Line Items]
Notional Amount	$ 250,000	$ 250,000		$ 320,000	$ 430,000	$ 525,000	$ 600,000
New Academy Holding Company, LLC
Derivative [Line Items]
Notional Amount		$ 250,000	$ 320,000	$ 320,000	$ 430,000	$ 525,000	$ 600,000